Commitments and Contingencies - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Loan Purchase Commitments
Commitments and Contingencies Disclosure [Line Items]
Total outstanding credit lines regarding loan commitments of the cash advance service	¥ 125,892	¥ 115,922
Property Plant and Equipment
Commitments and Contingencies Disclosure [Line Items]
Commitments outstanding	33,459
Commitments outstanding with related parties	4,255
Inventories
Commitments and Contingencies Disclosure [Line Items]
Commitments outstanding	62,592
Commitments outstanding with related parties	0
Other Purchase Commitments
Commitments and Contingencies Disclosure [Line Items]
Commitments outstanding	12,148
Commitments outstanding with related parties	¥ 563